Related-party Transactions - Summary of Compensation of Executive Director and Non-executive Directors of the Board (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Salaries		€ 57,689		€ 50,580	€ 44,556
Remuneration of the Executive Director and the Non-executive Directors of the Board [member]
Disclosure of transactions between related parties [line items]
Salaries		913		890	915
Bonus		735		668	597
Share- based payment charges		4,481		4,358	2,204
Total		6,129		5,916	3,716
Remuneration of the Executive Director and the Non-executive Directors of the Board [member] | D.C. Ruberg [member]
Disclosure of transactions between related parties [line items]
Salaries	[1]	590		590	590
Bonus		735	[2]	668	597
Share- based payment charges		4,301		4,198	2,044
Total		5,626		5,456	3,231
Remuneration of the Executive Director and the Non-executive Directors of the Board [member] | F. Esser [member]
Disclosure of transactions between related parties [line items]
Salaries		65		65	65
Share- based payment charges		40		40	40
Total		105		105	105
Remuneration of the Executive Director and the Non-executive Directors of the Board [member] | M. Heraghty [member]
Disclosure of transactions between related parties [line items]
Salaries		70		70	70
Share- based payment charges		40		40	40
Total		110		110	110
Remuneration of the Executive Director and the Non-executive Directors of the Board [member] | D. Lister [member]
Disclosure of transactions between related parties [line items]
Salaries		23
Share- based payment charges		20
Total	[3]	43
Remuneration of the Executive Director and the Non-executive Directors of the Board [member] | J.F.H.P. Mandeville [member]
Disclosure of transactions between related parties [line items]
Salaries		90		90	115	[3]
Share- based payment charges		40		40	40
Total		130		130	155
Remuneration of the Executive Director and the Non-executive Directors of the Board [member] | R. Ruijter [member]
Disclosure of transactions between related parties [line items]
Salaries		75		75	75
Share- based payment charges		40		40	40
Total		€ 115		€ 115	€ 115

[1]	Includes allowance of €40,000.
[2]	Based on performance achievements during 2018, this amount is calculated as 133.6% of base salary.
[3]	Includes €25,000 that has additionally been awarded in relation to the period of July 1, 2015 - December 31, 2015.